Debt, cash and cash equivalents and lease liabilities - Summary of Debt by Maturity at Value on Redemption (Details) - EUR (€) € in Millions		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Interest rate and currency derivatives used to manage debt		€ 137		€ 139		€ 187
Total debt		16,137		16,531		19,218		€ 20,250
Cash and cash equivalents		(7,441)		(8,710)	[1]	(12,736)	[1]	€ (10,098)	[1]
Interest rate and currency derivatives used to manage cash and cash equivalents		76		(28)		(45)
Net debt	[2]	8,772		7,793		6,437
Lease liabilities		1,906		2,030		2,181
Sanofi Euro Medium Term Notes (EMTN) bonds | Main undrawn confirmed general purpose credit facilities
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable		8,000
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Lease liabilities		377		291		320
More than 5 years
Disclosure of detailed information about borrowings [line items]
Lease liabilities		819		989		1,129
Value on redemption
Disclosure of detailed information about borrowings [line items]
Bond issues		14,592		15,134		18,861
Other bank borrowings		1,354		1,248		286
Other borrowings		3		6		6
Bank credit balances		209		203		168
Interest rate and currency derivatives used to manage debt		13		(18)		(48)
Total debt		16,171		16,573		19,273
Cash and cash equivalents		(7,441)		(8,710)		(12,736)
Interest rate and currency derivatives used to manage cash and cash equivalents		76		(28)		(45)
Net debt	[4]	8,806	[3]	7,835		6,492
Value on redemption | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Bond issues		2,716		718		3,817
Other bank borrowings		1,290		1,118		187
Other borrowings		3		6		6
Bank credit balances		209		203		168
Interest rate and currency derivatives used to manage debt		13		(18)		(48)
Total debt		4,231		2,027		4,130
Cash and cash equivalents		(7,441)		(8,710)		(12,736)
Interest rate and currency derivatives used to manage cash and cash equivalents		76		(28)		(45)
Net debt		(3,134)	[3]	(6,711)		(8,651)
Value on redemption | 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Bond issues		3,010		2,600		600
Other bank borrowings		32		98		61
Other borrowings		0		0		0
Bank credit balances		0		0		0
Interest rate and currency derivatives used to manage debt		0		0		0
Total debt		3,042		2,698		661
Cash and cash equivalents		0		0		0
Interest rate and currency derivatives used to manage cash and cash equivalents		0		0		0
Net debt		3,042	[3]	2,698		661
Value on redemption | 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Bond issues		1,150		3,010		2,600
Other bank borrowings		1		1		0
Other borrowings		0		0		0
Bank credit balances		0		0		0
Interest rate and currency derivatives used to manage debt		0		0		0
Total debt		1,151		3,011		2,600
Cash and cash equivalents		0		0		0
Interest rate and currency derivatives used to manage cash and cash equivalents		0		0		0
Net debt		1,151	[3]	3,011		2,600
Value on redemption | 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Bond issues		1,666		1,150		4,160
Other bank borrowings		1		1		0
Other borrowings		0		0		0
Bank credit balances		0		0		0
Interest rate and currency derivatives used to manage debt		0		0		0
Total debt		1,667		1,151		4,160
Cash and cash equivalents		0		0		0
Interest rate and currency derivatives used to manage cash and cash equivalents		0		0		0
Net debt		1,667	[3]	1,151		4,160
Value on redemption | 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Bond issues		1,300		1,606		0
Other bank borrowings		1		1		0
Other borrowings		0		0		0
Bank credit balances		0		0		0
Interest rate and currency derivatives used to manage debt		0		0		0
Total debt		1,301		1,607		0
Cash and cash equivalents		0		0		0
Interest rate and currency derivatives used to manage cash and cash equivalents		0		0		0
Net debt		1,301	[3]	1,607		0
Value on redemption | More than 5 years
Disclosure of detailed information about borrowings [line items]
Bond issues		4,750		6,050		7,684
Other bank borrowings		29		29		38
Other borrowings		0		0		0
Bank credit balances		0		0		0
Interest rate and currency derivatives used to manage debt		0		0		0
Total debt		4,779		6,079		7,722
Cash and cash equivalents		0		0		0
Interest rate and currency derivatives used to manage cash and cash equivalents		0		0		0
Net debt		€ 4,779	[3]	€ 6,079		€ 7,722

[1]	Cash flows of the Opella business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).
[2]	(a)Net debt does not include lease liabilities, which amounted to €1,906 million as of December 31, 2024, €2,030 million as of December 31, 2023, and €2,181 million as of December 31, 2022 (see the maturity analysis at Note D.17.2.)
[3]	(a)Net debt does not include lease liabilities, which amounted to €1,906 million as of December 31, 2024; €2,030 million as of December 31, 2023;
and €2,181 million as of December 31, 2022 (see the maturity analysis at Note D.17.2.).

[4]	(a)Net debt does not include lease liabilities (see the maturity schedule in Note D.17.2.)